Intangible assets - Goodwill allocation (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 482,172	€ 475,890	€ 409,511
TFSS
Disclosure of detailed information about intangible assets [line items]
Goodwill	361,589	361,470	360,311
AVPS
Disclosure of detailed information about intangible assets [line items]
Goodwill	49,688	50,497	49,200
CRTS
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 70,895	€ 63,923	€ 0